Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Deferred officer compensation	$ 834	$ 758
Bad debt expense	1,662	1,461
Indiana net operating loss carryforwards		38
Tax credit carryforwards		509
Write downs of other real estate owned	144	57
Capital loss carryforwards	90	102
Nonaccrual loan interest	345	176
Market value adjustment on acquired assets and liabilities	54	87
Net unrealized losses on interest rate swaps	674	769
Other	100	106
Deferred tax assets gross	3,903	4,063
Deferred tax liabilities
Mortgage servicing rights	(133)	(135)
Accretion	(4)	(3)
FHLB stock dividends	(137)	(137)
Deferred loan fees	(83)	(69)
Prepaid expenses	(116)	(111)
Depreciation	(348)	(355)
Net unrealized gains on securities available for sale	(1,892)	(1,815)
Amortization of other intangible assets	(140)	(184)
Deferred income tax liabilities	(2,853)	(2,809)
Valuation allowance	(356)	(419)
Deferred tax assets liabilities net	$ 694	$ 835